Oberweis Micro-Cap Fund

Schedule of Investments (unaudited)

September 30, 2022

		Shares	Value
Equities	96.0%

Advertising Agencies	1.2%
Viad Corp.*		50,700	$1,601,106

Aerospace	1.6%
V2X, Inc.*		34,200	1,210,680
VSE Corp.		24,400	863,759
			2,074,439

Back Office Support, Human Resources & Consulting	9.0%
Cross Country Healthcare, Inc.*		67,800	1,923,486
Forrester Research, Inc.*		45,600	1,642,056
Franklin Covey Co.*		36,800	1,670,352
ICF International, Inc.		19,000	2,071,380
Information Services Group, Inc.		171,700	817,292
Resources Connection, Inc.		119,200	2,153,944
The Hackett Group, Inc.		77,600	1,375,072
			11,653,582

Banks - Diversified	0.8%
First Foundation, Inc.		28,200	511,548
Mercantile Bank Corp.		18,800	558,548
			1,070,096

Biotechnology	1.2%
Dynavax Technologies Corp.*		144,400	1,507,536

Casinos & Gambling	1.0%
Full House Resorts, Inc.*		220,843	1,241,138

Commercial Services - Rental & Leasing	1.0%
H&E Equipment Services, Inc.		44,900	1,272,466

Commercial Vehicles & Parts	0.8%
Modine Manufacturing Co.*		78,200	1,011,908

Communications Technology	7.3%
ADTRAN, Inc.		95,000	1,860,100
Aviat Networks, Inc.*		76,207	2,086,548
Bel Fuse, Inc.		79,800	2,014,950
Extreme Networks, Inc.*		139,000	1,816,730
Harmonic, Inc.*		71,900	939,733
Ooma, Inc.*		56,100	690,030
			9,408,091

Computer Services Software & Systems	5.3%
A10 Networks, Inc.		110,400	1,465,008
Arlo Technologies, Inc.*		146,400	679,296
Avid Technology, Inc.*		37,700	876,902
Model N, Inc.*		79,000	2,704,170
Perficient, Inc.*		18,200	1,183,364
			6,908,740

Computer Technology	0.7%
ScanSource, Inc.*		33,900	895,299

Consumer Lending	1.2%
EZCORP, Inc.*		205,500	1,584,405

Consumer Services - Miscellaneous	2.6%
Perion Network Ltd.*		106,900	2,062,101
SP Plus Corp.*		40,700	1,274,724
			3,336,825

Containers & Packaging	3.0%
Veritiv Corp.*		39,200	3,832,584

Construction	1.3%
Sterling Construction Co. Inc.*		77,300	1,659,631

Diversified Manufacturing Operations	1.0%
Playa Hotels & Resorts NV*		218,000	1,268,760

Electronic Entertainment	1.3%
Everi Hldgs. Inc.*		100,400	1,628,488

Energy Equipment	1.8%
Ameresco, Inc.*		34,308	2,280,796

Financial Data & Systems	1.2%
International Money Express, Inc.*		68,900	1,570,231

Food	1.2%
SunOpta, Inc.*		175,100	1,593,410

Healthcare Services	0.8%
RadNet, Inc.*		51,900	1,056,165

Home Building	0.8%
M/I Homes, Inc.*		27,800	1,007,194

Insurance - Property Casualty	0.7%
Employers Hldgs., Inc.		26,500	913,985

Luxury Items	1.0%
Movado Group, Inc.		47,300	1,332,914

Machinery - Agriculture	2.0%
Titan International, Inc.*		125,800	1,527,212
Titan Machinery, Inc.*		38,000	1,073,880
			2,601,092

Machinery - Industrial	1.2%
EnPro Industries, Inc.		18,500	1,572,130

Medical & Dental Instruments & Supplies	3.7%
Alphatec Hldgs., Inc.*		180,300	1,575,822
AngioDynamics, Inc.*		82,200	1,681,812
Cerus Corp.*		210,600	758,160
LeMaitre Vascular, Inc.		14,300	724,724
			4,740,518

Medical Equipment	4.0%
Lantheus Hldgs., Inc.*		73,700	5,183,321

Metal Fabricating	0.9%
Haynes International, Inc.		32,200	1,130,864

Oil Crude Producer	1.0%
Earthstone Energy, Inc.*		104,600	1,288,672

Oil Well Equipment & Services	2.4%
Patterson-UTI Energy, Inc.		133,400	1,558,112
RPC, Inc.		217,000	1,503,810
			3,061,922

Pharmaceuticals	1.3%
Amphastar Pharmaceuticals, Inc.*		61,400	1,725,340

Production Technology Equipment	11.0%
Aehr Test Systems*		318,400	4,489,440
Axcelis Technologies, Inc.*		86,800	5,256,608
Impinj, Inc.*		16,400	1,312,492
Photronics, Inc.*		102,000	1,491,240
Ultra Clean Hldgs., Inc.*		65,100	1,676,325
			14,226,105

Scientific Instruments - Electrical	1.1%
Allied Motion Technologies, Inc.		38,100	1,090,422
RF Industries Ltd.*		63,100	362,825
			1,453,247

Scientific Instruments - Gauges & Meters	1.0%
Vishay Precision Group, Inc.*		41,800	1,236,862

Scientific Instruments - Pollution Control	1.1%
CECO Environmental Corp.*		157,200	1,391,220

Semiconductors & Components	4.6%
Alpha and Omega Semiconductor Ltd.*		48,700	1,498,012
Amtech Systems, Inc.*		113,900	968,150
AXT, Inc.*		218,900	1,466,630
CEVA, Inc.*		37,900	994,117
SMART Global Hldgs., Inc.*		63,000	999,810
			5,926,719

Specialty Retail	4.9%
Alta Equipment Group, Inc.		83,000	913,830
Boot Barn Hldgs., Inc.*		25,900	1,514,114
Caleres, Inc.		28,700	695,114
Destination XL Group, Inc.*		266,400	1,443,888
Guess', Inc.		119,300	1,750,131
			6,317,077

Technology - Miscellaneous	2.4%
Camtek Ltd.*		59,180	1,371,201
CTS Corp.		41,600	1,732,640
			3,103,841

Telecommunications Equipment	2.1%
Clearfield, Inc.*		25,700	2,689,248

Textiles Apparel & Shoes	1.8%
Delta Apparel, Inc.*		21,300	297,987
Oxford Industries, Inc.		15,400	1,382,612
Rocky Brands, Inc.		34,600	694,076
			2,374,675

Toys	1.7%
Funko, Inc.*		113,400	2,292,948

Total Equities
(Cost: $ 118,520,901)			$124,025,590

Total Investments	96.0%
(Cost: $ 118,520,901)			$124,025,590

Other Assets Less Liabilities	4.0%		5,135,712

Net Assets - 100%			$129,161,302

* Non-income producing security during the period ended September 30, 2022

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2022

		Shares	Value
Equities	95.5%

Aerospace	0.9%
ATI, Inc.*		30,000	$798,300

Auto Parts	1.1%
Visteon Corp.*		9,300	986,357

Back Office Support, Human Resources & Consulting	3.7%
Forrester Research, Inc.*		12,400	446,524
ICF International, Inc.		10,500	1,144,710
Insperity, Inc.		8,300	847,347
NV5 Global, Inc.*		6,800	841,976
			3,280,557

Banks - Diversified	0.6%
First Foundation, Inc.		28,600	518,804

Banks - Savings, Thrifts & Mortgage Lending	1.2%
Banc of California, Inc.		40,100	640,397
Flushing Financial Corp.		19,900	385,463
			1,025,860

Beverage - Brewers & Distillers	1.6%
MGP Ingredients, Inc.		12,900	1,369,464

Biotechnology	1.2%
Halozyme Therapeutics, Inc.*		27,500	1,087,350

Casinos & Gambling	0.7%
Monarch Casino and Resort, Inc.*		11,600	651,224

Chemicals - Diversified	2.2%
Cabot Corp.		16,900	1,079,741
Univar Solutions, Inc.*		37,500	852,750
			1,932,491

Chemicals - Specialty	1.2%
Quaker Chemical Corp.*		7,300	1,053,974

Commercial Vehicles & Parts	1.9%
Federal Signal Corp.		45,000	1,679,400

Communications Technology	1.3%
Calix, Inc.*		18,400	1,124,976

Computer Services Software & Systems	1.7%
TechTarget, Inc.*		10,600	627,520
Teradata Corp.*		27,800	863,468
			1,490,988

Computer Technology	1.6%
Super Micro Computer, Inc.*		14,500	798,515
Synaptics, Inc.*		6,300	623,763
			1,422,278

Consumer Lending	1.1%
FirstCash Hldgs., Inc.		13,400	982,890

Consumer Services - Miscellaneous	1.3%
Perion Network Ltd.*		60,100	1,159,329

Containers & Packaging	3.5%
O-I Glass, Inc.*		69,000	893,550
Veritiv Corp.*		22,442	2,194,154
			3,087,704

Cosmetics	1.3%
Inter Parfums, Inc.		14,600	1,101,716

Diversified Manufacturing Operations	2.4%
Inmode Ltd.*		40,100	1,167,311
MP Materials Corp.*		35,500	969,150
			2,136,461

Diversified Metals & Minerals	1.0%
Materion Corp.		11,000	880,000

Education Services	1.7%
Stride, Inc.*		35,600	1,496,268

Electronic Entertainment	1.0%
Everi Hldgs., Inc.*		53,400	866,148

Energy Equipment	1.8%
Ameresco, Inc.*		23,700	1,575,576

Environmental, Maintenance & Security Services	1.2%
ABM Industries, Inc.		28,300	1,081,909

Forest Products	1.0%
UFP Industries, Inc.		12,100	873,136

Healthcare Management Services	1.3%
Option Care Health, Inc.*		36,700	1,154,949

Healthcare Services	4.1%
Acadia Healthcare Co., Inc.*		14,900	1,164,882
AMN Healthcare Services, Inc.*		8,400	890,064
Evolent Health, Inc.*		42,500	1,527,025
			3,581,971

Home Building	0.8%
M/I Homes, Inc.*		20,100	728,223

Insurance - Life	0.7%
Unum Group*		15,900	616,920

Leisure Time	4.8%
Fox Factory Hldg. Corp.*		10,800	854,064
SeaWorld Entertainment, Inc.*		24,500	1,114,995
Topgolf Callaway Brands Corp.*		51,000	982,260
TripAdvisor, Inc.*		58,600	1,293,888
			4,245,207

Machinery - Agriculture	0.6%
Titan International, Inc.*		42,300	513,522

Machinery - Industrial	2.3%
Applied Industrial Technologies, Inc.		8,500	873,630
Franklin Electric Co., Inc.		13,700	1,119,427
			1,993,057

Manufactured Housing	1.4%
Skyline Champion Corp.*		23,900	1,263,593

Medical & Dental Instruments & Supplies	3.6%
Alphatec Hldgs., Inc.*		128,300	1,121,342
AngioDynamics, Inc.*		56,300	1,151,898
Merit Medical Systems, Inc.*		16,100	909,811
			3,183,051

Medical Equipment	4.4%
Inspire Medical Systems, Inc.*		2,250	399,083
Lantheus Hldgs., Inc.*		38,000	2,672,540
Shockwave Medical, Inc.*		2,800	778,596
			3,850,219

Oil Crude Producer	3.4%
Comstock Resources, Inc.*		51,800	895,622
Magnolia Oil & Gas Corp.		38,200	756,742
Matador Resources Co.		12,500	611,500
PDC Energy, Inc.		12,400	716,596
			2,980,460

Oil Well Equipment & Services	1.5%
Liberty Energy, Inc.*		51,100	647,948
NOV, Inc.		40,800	660,144
			1,308,092

Paper	1.3%
Clearwater Paper Corp.*		29,500	1,109,200

Pharmaceuticals	1.3%
Amphastar Pharmaceuticals, Inc.*		40,100	1,126,810

Power Transmission Equipment	1.8%
Belden, Inc.		26,100	1,566,522

Production Technology Equipment	8.4%
Aehr Test Systems*		189,939	2,678,140
Axcelis Technologies, Inc.*		55,300	3,348,968
Impinj, Inc.*		13,200	1,056,396
Novanta, Inc.*		2,700	312,255
			7,395,759

Restaurants	0.5%
Texas Roadhouse, Inc.		5,200	453,752

Scientific Instruments - Pollution Control	1.7%
Clean Harbors, Inc.*		13,500	1,484,730

Semiconductors & Components	3.4%
MACOM Technology Solutions Hldgs., Inc.*		20,400	1,056,516
MaxLinear, Inc.*		32,500	1,060,150
Silicon Laboratories, Inc.*		7,050	870,252
			2,986,918

Specialty Retail	1.4%
Boot Barn Hldgs., Inc.*		14,200	830,132
Murphy USA, Inc.		1,600	439,856
			1,269,988

Technology - Miscellaneous	1.3%
Fabrinet*		12,400	1,183,580

Telecommunications Equipment	2.0%
Clearfield, Inc.*		16,300	1,705,632

Textiles, Apparel & Shoes	3.1%
Crocs, Inc.*		18,600	1,277,076
Deckers Outdoor Corp.*		4,350	1,359,854
			2,636,930

Toys	1.5%
Funko, Inc.*		59,500	1,203,090

Truckers	0.7%
Forward Air Corp.		6,200	559,612

Total Equities
(Cost: $ 87,910,962)			$83,764,947

Total Investments	95.5%
(Cost: $ 87,910,962)			$83,764,947

Other Assets Less Liabilities	4.5%		3,969,276

Net Assets - 100%			$87,734,223

* Non-income producing security during the period ended September 30, 2022

Oberweis Global Opportunities Fund

Schedule of Investments (unaudited) a

September 30, 2022

		Shares	Value
Equities	100.0%

Australia	2.3%
Computershare Ltd.		32,400	$516,767
IDP Education Ltd.		35,000	587,930
			1,104,697

Brazil	1.3%
TOTVS SA		110,000	598,491

Canada	4.4%
Aritzia, Inc.*		26,100	857,593
ATS Automation Tooling Systems, Inc.*		25,000	659,838
BRP, Inc.		9,600	591,331
			2,108,762

China	7.8%
Dada Nexus Ltd. ADS*		309,415	1,463,533
Foryou Corp.		132,800	752,455
Li Ning Co. Ltd.		61,500	466,652
Shanghai Weaver Network Co. Ltd.		75,000	381,882
YTO Express Group Co. Ltd.		225,000	656,344
			3,720,866

Denmark	0.8%
ALK-Abello AS*		25,700	405,026

France	1.6%
Rexel SA		29,700	445,087
Soitec SA*		3,000	342,537
			787,624

Germany	1.5%
AIXTRON SE		30,000	721,596

India	1.4%
Route Mobile Ltd.		40,000	666,460

Israel	1.2%
Inmode Ltd.*		19,400	564,734

Japan	3.9%
BayCurrent Consulting, Inc.		2,600	674,527
Fuji Electric Co. Ltd.		19,000	696,367
Future Corp.		44,400	484,272
			1,855,166

Norway	1.9%
Nordic Semiconductor ASA*		66,900	883,638

South Korea	0.9%
LEENO Industrial, Inc.		5,000	430,151

Switzerland	2.8%
u-blox Hldg. AG		11,000	1,332,116

Taiwan	4.2%
M31 Technology Corp.		175,000	1,974,874

United Kingdom	9.2%
Ashtead Technology Hldgs. PLC*		459,400	1,236,215
Endava PLC ADS*		9,600	774,048
Intermediate Capital Group PLC		105,100	1,133,791
Oxford Instruments PLC		19,200	382,456
RS GROUP PLC		41,900	447,286
VIDENDUM PLC		31,800	424,618
			4,398,414

United States of America	54.8%
Acadia Healthcare Co., Inc.*		16,900	1,321,242
Alphatec Hldgs., Inc.*		85,300	745,522
AngioDynamics, Inc.*		25,200	515,592
Axcelis Technologies, Inc.*		25,149	1,523,023
Bel Fuse, Inc.*		25,000	631,250
Belden, Inc.		24,500	1,470,490
Boot Barn Hldgs., Inc.*		8,700	508,602
Cabot Corp.		8,400	536,676
Clean Harbors, Inc.*		7,900	868,842
Clearfield, Inc.*		11,700	1,224,288
Crocs, Inc.*		26,100	1,792,026
Deckers Outdoor Corp.*		7,000	2,188,270
Evolent Health, Inc.*		24,000	862,320
Halozyme Therapeutics, Inc.*		57,200	2,261,688
Impinj, Inc.*		6,100	488,183
Lantheus Hldgs., Inc.*		26,200	1,842,646
Materion Corp.		18,100	1,448,000
MaxLinear, Inc.*		13,800	450,156
Model N, Inc.*		31,200	1,067,976
Photronics, Inc.*		25,000	365,500
Super Micro Computer, Inc.*		21,300	1,172,991
Synaptics, Inc.*		16,100	1,594,061
Teradata Corp.*		13,300	413,098
Ultra Clean Hldgs., Inc.*		15,200	391,400
Visteon Corp.*		4,600	487,876
			26,171,718

Total Equities
(Cost: $ 51,867,643)			$47,724,333

Total Investments	100.0%
(Cost: $ 51,867,643)			$47,724,333

Other Assets Less Liabilities	0.0%		15,198

Net Assets - 100%			$47,739,531

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	21.2%
Financials	2.4%
Healthcare	17.8%
Industrials	11.9%
Information Technology	42.5%
Materials	4.2%

Oberweis China Opportunities Fund

Schedule of Investments (unaudited) a

September 30, 2022

		Shares	Value
Equities	92.9%

Air Freight & Logistics	3.9%
Milkyway Chemical Supply Chain Service Co. Ltd.		60,000	$1,057,295
YTO Express Group Co. Ltd.		400,032	1,166,925
			2,224,220
Auto Components	2.6%
Foryou Corp.		140,056	793,568
Zhejiang Shuanghuan Driveline Co. Ltd.		170,000	696,195
			1,489,763

Beverages	4.1%
China Resources Beer Hldgs. Co. Ltd.		180,000	1,248,603
Luzhou Laojiao Co. Ltd.		35,000	1,137,169
			2,385,772

Biotechnology	1.2%
Imeik Technology Development Co. Ltd.*		10,000	688,826

Building Products	1.7%
Kunshan Kinglai Hygienic Materials Co. Ltd.*		70,000	972,134

Chemicals	6.3%
Nanjing Cosmos Chemical Co. Ltd.*		85,000	748,018
Rianlon Corp.*		94,929	730,937
Tianqi Lithium Corp.*		30,000	261,793
Sunresin New Materials Co. Ltd.*		70,077	716,734
Xinxiang Richful Lube Additive Co. Ltd.*		75,000	1,167,864
			3,625,346

Communications Equipment	1.6%
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.*		400,000	905,242

Electrical Equipment	6.3%
Guangzhou Great Power Energy & Technology Co. Ltd.*		75,000	790,978
Hongfa Technology Co. Ltd.		188,092	918,994
Ningbo Orient Wires & Cables Co. Ltd.		125,000	1,221,398
Shenzhen Kstar Science And Technology Co. Ltd.*		110,000	707,894
			3,639,264

Electronic Equipment, Instruments & Components	10.8%
BOE Varitronix Ltd.		550,000	988,777
Cowell e Hldgs., Inc.*		650,000	950,908
E Ink Hldgs., Inc.*		200,000	1,320,387
Luxshare Precision Industry Co. Ltd.*		170,000	701,219
Shenzhen Everwin Precision Technology Co. Ltd.*		500,000	752,545
Suzhou Dongshan Precision Manufacturing Co. Ltd.*		200,000	649,250
Universal Scientific Industrial Shanghai Co. Ltd.*		400,000	845,493
			6,208,579

Entertainment	2.1%
NetEase, Inc.		80,000	1,207,147

Healthcare Equipments & Supplies	1.7%
AK Medical Hldgs. Ltd.*		1,000,000	978,381

Healthcare Providers & Services	2.3%
Hygeia Healthcare Hldgs. Co. Ltd.*		240,000	1,342,501

Hotels, Restaurants & Leisure	7.2%
Huazhu Group Ltd.		350,000	1,192,618
Trip.com Group Ltd.*		55,000	1,486,102
Yum China Hldgs., Inc.		30,500	1,443,565
			4,122,285

Internet & Direct Marketing Retail	13.0%
Alibaba Group Hldg. Ltd.*		160,000	1,596,684
JD.com, Inc.		55,000	1,387,541
Meituan*		110,000	2,311,795
Pinduoduo, Inc. ADS*		35,000	2,190,300
			7,486,320

Life Sciences Tools & Services	0.9%
Wuxi Biologics (Cayman), Inc.*		85,000	505,989

Machinery	5.8%
Morimatsu International Hldgs. Co. Ltd.*		700,000	708,186
Ningbo Deye Technology Co. Ltd.*		19,972	1,177,969
Ningbo Haitian Precision Machinery Co. Ltd.*		350,000	865,751
North Industries Group Red Arrow Co. Ltd.*		180,048	566,228
			3,318,134

Oil, Gas & Consumable Fuels	1.6%
Yankuang Energy Group Co. Ltd.		250,000	902,668

Professional Services	0.2%
Centre Testing International Group Co. Ltd.		50,050	143,338

Real Estate Management & Development	3.4%
China Resources Mixc Lifestyle Services Ltd.		251,538	960,066
Longfor Group Hldgs. Ltd.		350,000	1,003,285
			1,963,351

Semiconductors & Semiconductor Equipment	8.3%
Konfoong Materials International Co. Ltd.*		80,000	1,037,239
NAURA Technology Group Co. Ltd.*		25,000	976,901
Shenzhen SC New Energy Technology Corp.*		65,000	1,051,262
Wuxi Autowell Technology Co. Ltd.*		18,000	874,413
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.*		90,000	853,680
			4,793,495

Specialty Retail	1.2%
China Tourism Group Duty Free Corp. Ltd.		25,000	690,753

Technology Hardware, Storage & Peripherals	1.8%
Ninestar Corp.		170,000	1,031,562

Textiles, Apparel & Luxury Goods	2.2%
Li Ning Co. Ltd.		165,000	1,251,992

Transportation Infrastructure	2.7%
Shanghai International Airport Co. Ltd.*		190,000	1,541,186

Total Equities
(Cost: $ 57,837,980)			$53,418,248

Total Investments	92.9%
(Cost: $ 57,837,980)			$53,418,248

Other Assets Less Liabilities	7.1%		4,098,347

Net Assets - 100%			$57,516,595

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2022

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	92.9%

Oberweis International Opportunities Fund

Schedule of Investments (unaudited) a

September 30, 2022

		Shares	Value
Equities	97.4%

Australia	7.4%
Charter Hall Group.		50,900	$375,350
Computershare Ltd.		138,300	2,205,829
Elders Ltd.		232,700	1,775,703
GrainCorp Ltd.		390,400	1,963,786
IDP Education Ltd.		175,700	2,951,409
JB Hi-Fi Ltd.		38,800	938,953
			10,211,030

Austria	2.4%
ANDRITZ AG*		26,500	1,121,427
AT & S Austria Technologie & Systemtechnik AG		68,700	2,242,182
			3,363,609

Belgium	1.3%
Barco NV*		79,400	1,690,752
VGP NV		800	76,302
			1,767,054

Canada	20.6%
Aritzia, Inc.*		137,300	4,511,399
ATS Automation Tooling Systems, Inc.*		136,700	3,607,993
BRP, Inc.		35,300	2,174,372
Colliers International Group, Inc.		11,900	1,090,503
Element Fleet Management Corp.		255,300	3,012,444
Finning International, Inc.		89,100	1,566,055
Gildan Activewear, Inc.		84,900	2,399,989
Parex Resources, Inc.		226,924	3,313,347
Sleep Country Canada Hldgs., Inc.		76,200	1,349,800
TFI International, Inc.		29,700	2,687,706
Toromont Industries Ltd.		21,200	1,475,743
Trisura Group Ltd.*		58,800	1,422,114
			28,611,465

Denmark	2.0%
ALK-Abello A/S*		71,760	1,130,922
D/S Norden A/S		39,800	1,679,012
			2,809,934

Finland	4.0%
Cargotec Oyj*		59,800	1,806,008
Metso Outotec Oyj		323,900	2,147,885
Outokumpu Oyj		458,600	1,570,359
			5,524,252

France	8.1%
Alten SA		7,200	791,173
Edenred SA*		69,700	3,210,995
Nexans SA*		32,150	2,861,810
Rexel SA		290,400	4,351,959
			11,215,937

Germany	4.7%
AIXTRON SE		174,000	4,185,259
Aurelius Equity Opportunities SE		41,323	766,152
Sixt SE		18,900	1,503,258
			6,454,669

Israel	2.3%
Nova Ltd.*		37,500	3,198,750

Italy	0.5%
Banca IFIS SpA		62,700	692,305

Japan	12.1%
BayCurrent Consulting, Inc.		21,700	5,629,706
Daiwa Securities Group, Inc.		850,400	3,337,736
Fuji Electric Co. Ltd.		87,100	3,192,292
Future Corp.		208,600	2,275,206
M&A Capital Partners Co. Ltd.*		55,400	1,419,437
Visional, Inc.*		14,400	887,768
			16,742,145

Netherlands	9.3%
Aalberts NV		63,100	2,057,793
Alfen NV*		42,100	3,855,220
ASM International NV*		6,000	1,343,385
BE Semiconductor Industries NV		35,966	1,539,651
Constellium SE*		398,200	4,037,748
			12,833,797

Norway	4.0%
Aker Solutions ASA		367,600	1,278,064
Nordic Semiconductor ASA*		320,700	4,235,914
			5,513,978

Sweden	4.8%
Addtech AB		56,000	735,649
Cint Group AB*		197,700	1,079,466
Hexatronic Group AB		381,600	3,561,730
Nordnet AB		118,400	1,340,701
			6,717,546

United Kingdom	13.9%
Beazley PLC*		241,900	1,507,932
Endava PLC ADS*		26,000	2,096,380
Future PLC		141,600	2,047,129
IMI PLC		58,200	719,721
Intermediate Capital Group PLC		177,000	1,909,430
Man Group PLC		1,226,700	3,037,439
Marks & Spencer Group PLC*		1,253,200	1,366,962
Morgan Sindall Group PLC		38,400	626,354
OSB Group PLC		238,600	1,110,252
Redrow PLC		188,800	831,323
RS GROUP PLC		134,700	1,437,933
Taylor Wimpey PLC		972,600	947,080
The Sage Group PLC		213,400	1,644,605
			19,282,540

Total Equities
(Cost: $ 168,066,856)			$134,939,011

Total Investments	97.4%
(Cost: $ 168,066,856)			$134,939,011

Other Assets Less Liabilities	2.6%		3,649,386

Net Assets - 100%			$138,588,397

a Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	1.5%
Consumer Discretionary	11.6%
Consumer Staples	3.7%
Energy	3.3%
Financials	14.1%
Healthcare	0.8%
Industrials	34.3%
Information Technology	22.9%
Materials	4.0%
Real Estate	1.2%

Oberweis International Opportunities Institutional Fund

Schedule of Investments (unaudited) a

September 30, 2022

		Shares	Value
Equities	97.2%

Australia	7.4%
Charter Hall Group.		193,429	$1,426,393
Computershare Ltd.		521,500	8,317,715
Elders Ltd.		873,103	6,662,534
GrainCorp Ltd.		1,472,267	7,405,784
IDP Education Ltd.		662,549	11,129,501
JB Hi-Fi Ltd.		145,739	3,526,858
			38,468,785
			.
Austria	2.4%
ANDRITZ AG*		100,100	4,236,033
AT & S Austria Technologie & Systemtechnik AG		258,500	8,436,742
			12,672,775

Belgium	1.3%
Barco NV*		299,088	6,368,810
VGP NV		2,832	270,107
			6,638,917

Canada	20.6%
Aritzia, Inc.*		517,500	17,004,000
ATS Automation Tooling Systems, Inc.*		514,775	13,586,721
BRP, Inc.		133,041	8,194,917
Colliers International Group, Inc.		45,000	4,123,751
Element Fleet Management Corp.		961,600	11,346,518
Finning International, Inc.		336,300	5,910,934
Gildan Activewear, Inc.		319,739	9,038,517
Parex Resources, Inc.		855,491	12,491,135
Sleep Country Canada Hldgs., Inc.		287,200	5,087,436
TFI International, Inc.		112,100	10,144,506
Toromont Industries Ltd.		80,300	5,589,726
Trisura Group Ltd.*		221,800	5,364,367
			107,882,528

Denmark	2.0%
ALK-Abello A/S*		269,160	4,241,903
D/S Norden A/S		149,800	6,319,499
			10,561,402

Finland	4.0%
Cargotec Oyj*		225,472	6,809,436
Metso Outotec Oyj		1,220,668	8,094,641
Outokumpu Oyj		1,716,749	5,878,570
			20,782,647

France	8.1%
Alten SA		27,298	2,999,645
Edenred SA*		262,800	12,106,880
Nexans SA*		121,300	10,797,436
Rexel SA		1,094,919	16,408,548
			42,312,509

Germany	4.7%
AIXTRON SE		656,280	15,785,644
Aurelius Equity Opportunities SE		155,065	2,874,994
Sixt SE		71,674	5,700,766
			24,361,404

Israel	2.3%
Nova Ltd.*		141,021	12,029,091

Italy	0.5%
Banca IFIS SpA		236,200	2,608,015

Japan	12.1%
BayCurrent Consulting, Inc.		82,000	21,273,545
Daiwa Securities Group, Inc.		3,206,300	12,584,410
Fuji Electric Co. Ltd.		328,400	12,036,152
Future Corp.		788,200	8,596,919
M&A Capital Partners Co. Ltd.*		208,200	5,334,417
Visional, Inc.*		54,800	3,378,451
			63,203,894

Netherlands	9.2%
Aalberts NV		238,157	7,766,686
Alfen NV*		158,500	14,514,307
ASM International NV*		22,700	5,082,473
BE Semiconductor Industries NV		135,526	5,801,666
Constellium SE*		1,500,139	15,211,409
			48,376,541

Norway	4.0%
Aker Solutions ASA		1,393,200	4,843,847
Nordic Semiconductor ASA*		1,209,244	15,972,105
			20,815,952

Sweden	4.8%
Addtech AB		209,936	2,757,844
Cint Group AB*		748,155	4,085,018
Hexatronic Group AB		1,439,400	13,434,889
Nordnet AB		446,200	5,052,541
			25,330,292

United Kingdom	13.8%
Beazley PLC*		913,404	5,693,885
Endava PLC ADS*		98,027	7,903,917
Future PLC		531,831	7,688,747
IMI PLC		219,416	2,713,374
Intermediate Capital Group PLC		667,735	7,203,352
Man Group PLC		4,626,800	11,456,444
Marks & Spencer Group PLC*		4,725,670	5,154,653
Morgan Sindall Group PLC		143,045	2,333,250
OSB Group PLC		901,351	4,194,161
Redrow PLC		712,238	3,136,122
RS GROUP PLC		510,100	5,445,357
Taylor Wimpey PLC		3,668,502	3,572,243
The Sage Group PLC		802,670	6,185,919
			72,681,424

Total Equities
(Cost: $ 635,858,102)			$508,726,176

Total Investments	97.2%
(Cost: $ 635,858,102)			$508,726,176

Other Assets Less Liabilities	2.8%		14,446,754

Net Assets - 100%			$523,172,930

a Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	1.5%
Consumer Discretionary	11.6%
Consumer Staples	3.7%
Energy	3.3%
Financials	14.1%
Healthcare	0.8%
Industrials	34.3%
Information Technology	22.9%
Materials	4.0%
Real Estate	1.0%

Oberweis Emerging Markets Fund

Schedule of Investments (unaudited) a

September 30, 2022

		Shares	Value
Equities	93.6%

Argentina	0.6%
Despegar.com Corp.*		11,600	$66,120

Australia	1.9%
IDP Education Ltd.		13,300	223,413

Brazil	9.0%
Afya Ltd.*		17,000	230,520
Locaweb Servicos de Internet SA*		80,600	134,473
LOG Commercial Properties e Participacoes SA		25,000	114,702
Petro Rio SA*		40,400	206,179
TOTVS SA		69,900	380,314
			1,066,188

Chile	1.5%
Falabella SA		87,800	175,054

China	16.9%
Chongqing Brewery Co. Ltd.		11,100	174,622
Dada Nexus Ltd. ADS*		92,600	437,998
Hangzhou Robam Appliances Co. Ltd.		51,500	165,973
Kingdee International Software Group Co. Ltd.*		127,000	165,525
Thunder Software Technology Co. Ltd.*		7,000	103,745
Weimob, Inc.*		310,000	108,477
Wolong Electric Group Co. Ltd.		64,500	104,836
Xiabuxiabu Catering Management China Hldgs. Co. Ltd.*		318,000	208,661
Yantai Jereh Oilfield Services Group Co. Ltd.		42,700	196,433
Yijiahe Technology Co. Ltd.		27,048	152,764
Zhejiang Shuanghuan Driveline Co. Ltd.*		46,000	188,383
			2,007,417

France	2.4%
Gaztransport & Technigaz SA		2,550	281,159

Greece	1.5%
Greek Organization of Football Prognostics SA		14,500	173,883

Hungary	1.4%
Richter Gedeon Nyrt		10,000	171,280

India	15.8%
Affle India Ltd.*		19,000	290,720
Amber Enterprises India Ltd.*		4,200	121,351
Cera Sanitaryware Ltd.*		2,200	145,951
Container Corp. of India Ltd.		14,800	128,677
KPIT Technologies Ltd.		24,000	192,463
L&T Technology Services Ltd.		3,000	130,727
Linde India Ltd.		4,200	169,952
Route Mobile Ltd.		11,500	191,607
Varun Beverages Ltd.		27,418	350,448
Vinati Organics Ltd.		6,000	153,408
			1,875,304
Indonesia	9.4%
PT Indofood CBP Sukses Makmur Tbk		260,000	147,620
PT Industri Jamu dan Farmasi Sido Muncul Tbk		2,390,711	111,470
PT Mitra Adiperkasa Tbk*		4,237,900	294,198
PT Prodia Widyahusada Tbk		292,000	96,838
PT Sumber Alfaria Trijaya Tbk		1,910,500	299,822
PT United Tractors Tbk		74,000	158,889
			1,108,837

Malaysia	1.2%
My E.G. Services Bhd		762,000	138,563

Mexico	2.2%
Alsea, S.A.B. de CV*		88,300	159,111
Controladora Vuela Compania de Aviacion, S.A.B de CV ADS*		14,000	97,860
			256,971

Philippines	1.5%
Wilcon Depot, Inc.		337,500	183,530

Poland	1.1%
Dino Polska SA*		2,100	127,199

South Africa	1.8%
Clicks Group Ltd.		7,680	121,123
Karooooo Ltd.		3,700	87,690
			208,813

South Korea	7.5%
Classys, Inc.		21,727	202,865
LEENO Industrial, Inc.		2,588	222,646
LG Innotek Co. Ltd.*		949	178,872
POSCO Chemical Co. Ltd.*		1,600	165,524
SaraminHR Co. Ltd.		5,500	114,446
			884,353

Switzerland	0.7%
Wizz Air Hldgs. PLC*		4,809	83,653

Taiwan	14.0%
Airtac International Group		5,000	114,396
Andes Technology Corp.*		17,000	208,818
ASPEED Technology, Inc.		4,400	242,165
Chailease Hldg. Co. Ltd.		19,499	111,381
Chief Telecom, Inc.		11,000	96,813
Innodisk Corp.		23,881	121,009
M31 Technology Corp.		23,000	259,555
momo.com, Inc.		4,440	74,095
Pan Jit International, Inc.		98,000	174,469
Sinbon Electronics Co. Ltd.		18,000	149,509
Yageo Corp.		12,000	101,292
			1,653,502

Thailand	1.2%
Mega Lifesciences PCL		119,000	145,235

Vietnam	2.0%
Masan Group Corp.		28,800	118,661
Viettel Construction		54,182	134,572
			253,233

Total Equities
(Cost: $ 11,974,194)			$11,083,707

Total Investments	93.6%
(Cost: $ 11,974,194)			$11,083,707

Other Assets Less Liabilities	6.4%		763,415

Net Assets - 100%			$11,847,122

a Certain Securities Were Fair Valued Under The Discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2022

ADS - American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Communication Services	4.4%
Consumer Discretionary	22.8%
Consumer Staples	12.2%
Energy	7.1%
Financials	0.9%
Healthcare	5.2%
Industrials	9.1%
Information Technology	26.7%
Materials	4.1%
Real Estate	1.1%

Oberweis Focused International Growth Fund

Schedule of Investments (unaudited) a

September 30, 2022

		Shares	Value
Equities	89.3%

Australia	2.9%
BHP Group Ltd.		4,300	$106,887
Woodside Energy Group Ltd.		3,400	69,464
			176,351

Denmark	2.5%
Novo Nordisk A/S		1,500	149,427

France	22.5%
LVMH Moet Hennessy Louis Vuitton SE		400	235,820
Rexel SA		20,700	310,212
Schneider Electric SE		1,700	192,008
STMicroelectronics NV		13,400	416,519
Teleperformance SE		800	202,938
			1,357,497

Germany	2.9%
Sartorius AG*		500	172,945

Japan	12.0%
BayCurrent Consulting, Inc.		500	129,717
Bridgestone Corp.		3,100	100,257
Sony Group Corp.		5,200	334,955
Toyota Motor Corp.		11,900	155,537
			720,466

Netherlands	10.4%
Adyen NV*		260	324,248
ASM International NV*		600	134,338
ASML Hldg. NV		400	165,705
			624,291

Sweden	1.0%
EQT AB		3,200	61,831

Switzerland	7.9%
Nestle SA		2,000	216,315
Roche Hldg. AG*		800	260,426
			476,741

United Kingdom	18.2%
Anglo American PLC		3,100	93,082
BP PLC		31,700	151,478
Diageo PLC		3,900	164,168
HSBC Hldgs. PLC		67,500	349,514
NatWest Group PLC*		10,600	26,402
Shell PLC		6,700	166,216
St. James's Place PLC		12,800	145,771
			1,096,631

United States of America	9.0%
Cadence Design Systems, Inc.*		1,700	277,831
Datadog, Inc.*		3,000	266,340
			544,171

Total Equities
(Cost: $ 7,417,459)			$5,380,351

Total Investments	89.3%
(Cost: $ 7,417,459)			$5,380,351

Other Assets Less Liabilities	10.7%		644,830

Net Assets - 100%			$6,025,181

a Certain securities were fair valued under the discretion of the Board Of Trustees

* Non-income producing security during the period ended September 30, 2022

SECTOR ALLOCATIONS (As a Percentage of Net Assets)

Consumer Discretionary	13.7%
Consumer Staples	6.3%
Energy	6.4%
Financials	9.7%
Healthcare	9.7%
Industrials	13.9%
Information Technology	26.3%
Materials	3.3%

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

●	Level 1 – Quoted prices in active markets for identical securities.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

●	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2022:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$124,025,590	$83,764,947
Level 2 - Equities	-	-
Level 3	-	-
Total Investments	$124,025,590	$83,764,947

	Global Opportunities Fund	China Opportunities Fund	Emerging Markets Fund
Level 1 - Equities
Total Asia	$2,028,267	$5,742,205	$646,306
Total Africa	-	-	208,813
Total Europe	2,392,719	-	-
Total South America	598,491	-	1,307,362
Total North America	28,280,480	-	256,971
Total Level 1	33,299,957	5,742,205	2,419,452
Level 2 - Equities
Total Asia	7,183,984	47,676,043	7,603,668
Total Australia	1,104,697	-	223,413
Total Europe	6,135,695	-	837,174
Total Level 2	14,424,376	47,676,043	8,664,255
Level 3	-	-	-
Total Investments	$47,724,333	$53,418,248	$11,083,707

	International Opportunities Fund	International Opportunities Institutional Fund	Focused International Growth Fund
Level 1 – Equites
Total Asia	$3,198,750	$12,029,091	$-
Total Europe	6,134,128	23,115,326	-
Total North America	28,611,465	107,882,528	544,171
Total Level 1	37,944,343	143,026,945	544,171
Level 2 – Equities
Total Asia	16,742,145	63,203,894	720,466
Total Australia	10,211,030	38,468,785	176,351
Total Europe	70,041,493	264,026,552	3,939,363
Total Level 2	96,994,668	365,699,231	4,836,180
Level 3	-	-	-
Total Investments	$134,939,011	$508,726,176	$5,380,351

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.